Financing Receivables and Allowance for Losses on Financing Receivables (Credit Quality) (Details) - GE Capital - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Impaired Loans [Abstract]
Recorded investment in loans with a specific allowance	$ 226	$ 175
Associated allowance with a specific allowance (specific reserves)	2	1
Impaired loans classified as Troubled debt restructuring (TDR)	100
Greater than 90 days past due [Member]
Past Due Financing Receivables
Financing receivable investment past due	$ 201	$ 201
Percent of Financing Receivable, Recorded Investment, Past Due Over 90 Days	0.80%	0.80%
Greater than 30 days past due [Member]
Past Due Financing Receivables
Financing receivable investment past due	$ 840	$ 622
Percent of Financing Receivable, Recorded Investment, Past Due Over 30 Days	3.50%	2.50%
Nonaccrual Financing Receivables [Member]
Nonaccrual Financing Receivables
Nonaccrual loans	$ 317	$ 256
Percent Financing Receivable, Recorded Investment, Nonaccrual Status	1.30%	1.00%
Amount of nonaccrual loans currently paying in accordance with contractual terms	$ 101
Industrial Finance
Impaired Loans [Abstract]
Recorded investment in loans with a specific allowance	1
Energy Financial Services | Nonaccrual Financing Receivables [Member] | Greater than 90 days past due [Member]
Nonaccrual Financing Receivables
Nonaccrual loans	39
GECAS
Impaired Loans [Abstract]
Recorded investment in loans with a specific allowance	$ 1